Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507
Contribution to Investment in Cauchari-Olaroz Project	1,863
Share of income of Cauchari-Olaroz Project	53,555
Elimination of the Company’s portion of capitalized intercompany interest	(37,344)
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581
Contribution to Investment in Cauchari-Olaroz Project	1,570
Share of loss of Cauchari-Olaroz Project	(17,374)
Elimination of the Company’s portion of capitalized intercompany interest	(10,858)
Investment in Cauchari-Olaroz Project, as at December 31, 2024	32,919

Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2023	244,751	73,724
Company's share of net assets	109,648	36,125
Elimination of capitalized intercompany interest	(96,682)	-
Expenditures incurred by the Company in connection to the investee	10,490	-
Carrying value	23,456	36,125

Net assets, December 31, 2024	211,915	67,182
Company's share of net assets	94,938	32,919
Elimination of capitalized intercompany interest	(133,512)	-
Expenditures incurred by the Company in connection to the investee	12,531	-
Unrecognized losses	26,043	-
Carrying value as of December 31, 2024	-	32,919

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture	he following is the condensed financial information of Minera Exar on a 100% basis, as amended to reflect the Company’s accounting policies.

	December 31, 2024	December 31, 2023
	$	$
Total current assets	312,354	236,027
Non-current assets	1,479,969	1,324,668
Current liabilities:
Third-party loans	(161,059)	(314,109)
Loans from Exar Capital	(584,474)	(265,881)
Derivative liability on loans from Exar Capital	(53,211)	(62,688)
Other payables to Exar Capital	(32,122)	(24,084)
Other current liabilities	(40,702)	(53,821)
Non-current liabilities:
Third-party loans	(49,315)	(36,242)
Loans from Exar Capital	(455,821)	(501,066)
Loans from PGCo	(67,355)	-
Derivative liability on loans from Exar Capital and PGCo	(47,352)	(43,460)
Other non-current liabilities	(88,997)	(14,593)
Net assets	211,915	244,751

	Years ended December 31,
	2024	2023	2022
	$	$	$
Sales	197,685	34,521	-
Cost of sales	(177,980)	(27,799)	-

Gross profit	19,705	6,722	-

Other (loss)/income	(52,540)	122,821	(131,868)
Net (loss)/income	(32,835)	129,543	(131,868)

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following is the condensed financial information of Exar Capital on a 100% basis.

	December 31, 2024	December 31, 2023
	$	$
Current assets:
Loans advanced to Minera Exar	584,474	265,881
Other receivables from Minera Exar	32,122	24,084
Other current assets	15,235	88,687
Total current assets	631,831	378,652
Non-current assets
Loans advanced to Minera Exar	455,821	501,066
Current liabilities
Loans from Lithium Argentina	(380,415)	(320,869)
Loans from Ganfeng	(602,006)	(454,810)
Other current liabilities	(24,894)	(10,967)
Non-current liabilities	(13,155)	(19,348)
Net assets	67,182	73,724

	Years ended December 31,
	2024	2023	2022
	$	$	$
Interest income on loans to Minera Exar	113,364	83,357	58,614
Interest expense on loans from Lithium Argentina	(44,043)	(33,067)	(17,602)
Interest expense on loans from Ganfeng	(63,408)	(46,960)	(29,455)
Other losses	(12,454)	(12,472)	(7,353)
Net (loss)/ income	(6,541)	(9,142)	4,204

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)